Risk Management and Report - Schedule of use of MAR (Details) - 12 months ended Dec. 31, 2025 $ in Millions, $ in Millions	CLP ($)	USD ($)
1 –30 days [Member] | MAR LCCY + FCCY [Member] | Maximum [Member]
Schedule of use of MAR [Line Items]
Market Access Report value	$ 2,693
1 –30 days [Member] | MAR LCCY + FCCY [Member] | Minimum [Member]
Schedule of use of MAR [Line Items]
Market Access Report value	604
1 –30 days [Member] | MAR LCCY + FCCY [Member] | Average [Member]
Schedule of use of MAR [Line Items]
Market Access Report value	1,550
1 –30 days [Member] | MAR FCCY [Member] | Maximum [Member]
Schedule of use of MAR [Line Items]
Market Access Report value		$ 1,613
1 –30 days [Member] | MAR FCCY [Member] | Minimum [Member]
Schedule of use of MAR [Line Items]
Market Access Report value		(71)
1 –30 days [Member] | MAR FCCY [Member] | Average [Member]
Schedule of use of MAR [Line Items]
Market Access Report value		$ 718
1 – 90 days [Member] | MAR LCCY + FCCY [Member] | Maximum [Member]
Schedule of use of MAR [Line Items]
Market Access Report value	4,922
1 – 90 days [Member] | MAR LCCY + FCCY [Member] | Minimum [Member]
Schedule of use of MAR [Line Items]
Market Access Report value	2,743
1 – 90 days [Member] | MAR LCCY + FCCY [Member] | Average [Member]
Schedule of use of MAR [Line Items]
Market Access Report value	$ 3,896